UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	100 Cummings Center
         		Suite 104Q
         		Beverly, MA  01982
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	978-232-9315
Signature, Place, and Date of Signing:
    William B. Moody    Beverly, MA    October 26, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	49
Form 13F Information Table Value Total:   	$110,718,000
List of Other Included Managers:  None

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     3689   150570 SH       SOLE                   127620             22950
AVX Corp                       COM              002444107     1361    83630 SH       SOLE                    70880             12750
Allied Capital Corp            COM              01903Q108     2373   104320 SH       SOLE                    87900             16420
Amerada Hess Corp              COM              023551104     2379    37460 SH       SOLE                    31570              5890
Anadarko Petroleum             COM              032511107     1111    23106 SH       SOLE                    19703              3403
Aon Corp                       COM              037389103     3387    80640 SH       SOLE                    68040             12600
Apache Corp                    COM              037411105     1008    23440 SH       SOLE                    19930              3510
BB&T Corp                      COM              054937107     2876    78900 SH       SOLE                    67110             11790
Bank One Corp                  COM              06423A103     2116    67250 SH       SOLE                    57210             10040
Bear Stearns Co Inc            COM              073902108     2284    45670 SH       SOLE                    38740              6930
Cardinal Health                COM              14149Y108     1373    18573 SH       SOLE                    15783              2790
Clayton Homes                  COM              184190106     2335   191430 SH       SOLE                   162480             28950
Compuware Corp                 COM              205638109     2184   262140 SH       SOLE                   220640             41500
CountryWide Credit             COM              222372104     2814    64050 SH       SOLE                    54070              9980
Edison International           COM              281020107     3617   274820 SH       SOLE                   234520             40300
Entergy Corp                   COM              29364G103     3407    95820 SH       SOLE                    81440             14380
Equity Office Prop             COM              294741103     2656    83010 SH       SOLE                    70100             12910
Everest Re Group Ltd           COM              G3223R108     2813    43470 SH       SOLE                    36850              6620
FedEx Corp                     COM              31428X106     2728    74240 SH       SOLE                    63170             11070
Franklin Resources             COM              354613101     2188    63120 SH       SOLE                    54000              9120
Health Net Inc                 COM              42222G108     1279    66560 SH       SOLE                    56530             10030
Hon Industries Inc             COM              438092108     2848   129710 SH       SOLE                   110860             18850
Hubbell Inc Cl B               COM              443510201     3268   112060 SH       SOLE                    94600             17460
John Hancock Fin Svc           COM              41014S106     2643    66150 SH       SOLE                    56320              9830
Johnson Controls               COM              478366107     1753    26870 SH       SOLE                    22840              4030
Jones Apparel Group            COM              480074103     2661   104410 SH       SOLE                    89390             15020
Key Energy Svcs                COM              492914106     1672   262820 SH       SOLE                   222670             40150
Lennar Corp                    COM              526057104     1332    36950 SH       SOLE                    31350              5600
MBIA Inc                       COM              55262C100     3892    77840 SH       SOLE                    66265             11575
MBNA Corp                      COM              55262L100     3438   113490 SH       SOLE                    97240             16250
OM Group Inc                   COM              670872100     3322    60407 SH       SOLE                    50407             10000
Popular Inc                    COM              733174106     3125   100150 SH       SOLE                    85350             14800
Progress Energy Inc            COM              743263105     2521    58640 SH       SOLE                    49850              8790
Progress Energy-CVO            COM              743263AA3        0    53800 SH       SOLE                    42970             10830
Reinsurance Gr Of Am           COM              759351109     2101    61583 SH       SOLE                    52533              9050
Republic Services Inc          COM              760759100     1967   121410 SH       SOLE                   103510             17900
Ross Stores                    COM              778296103     2590    88560 SH       SOLE                    74520             14040
Scana Corp                     COM              80589M102     1777    70000 SH       SOLE                    59453             10547
Sherwin-Williams               COM              824348106     2975   133880 SH       SOLE                   113230             20650
Superior Indus Intl            COM              868168105     1153    34720 SH       SOLE                    28750              5970
TJX Companies                  COM              872540109     3357   102050 SH       SOLE                    86640             15410
Teleflex Inc                   COM              879369106     2947    78830 SH       SOLE                    66930             11900
Tidewater Inc                  COM              886423102     1401    52490 SH       SOLE                    44730              7760
Torchmark Corp                 COM              891027104     1865    47820 SH       SOLE                    40870              6950
Trizec Hahn Corp               COM              896938107     2761   153300 SH       SOLE                   130700             22600
USX-Marathon                   COM              902905827      957    35770 SH       SOLE                    29770              6000
Wellpoint Health Net           COM              94973H108     2114    19370 SH       SOLE                    19260               110
Zomax, Inc                     COM              989929104       62    11400 SH       SOLE                     5700              5700
Nations Equity Inc-Primary A                    638581702      238 28523.635SH       SOLE                                  28523.635